INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Gross
	Carrying	Accumulated
December 31, 2024	Value	Amortization	Net
Computer software	$52,279	$(29,148)	$23,131
Customer-related intangible assets	5,704	(1,402)	4,302
Trademark	4,150	(557)	3,593
Intangible assets, net	$62,133	$(31,107)	$31,026

	Gross
	Carrying	Accumulated
December 31, 2023	Value	Amortization	Net
Computer software	$37,898	$(23,820)	$14,078
Customer-related intangible assets	3,647	(478)	3,169
Trademark	2,533	(53)	2,480
Intangible assets, net	$44,078	$(24,351)	$19,727